Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2021-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ECMC 202101 Loan Tape 20210731.xlsx” provided by the Company on August 16, 2021, containing information on 35,882 student loans (the “Student Loans”) as of July 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2021-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient.

•	The term “SLS System” means Nelnet, Inc.’s (“Nelnet’s”) servicing system for student loans serviced by Nelnet.

•	The term “GUARANTEE System” means the Company’s servicing system.

•	The term “ECMC Lookup Code Document for Student Loans Serviced by Navient” means a document provided by the Company containing code definitions related to Loan Type and Loan Status for student loans serviced by Navient, attached hereto as Exhibit B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “ECMC Lookup Code Document for Student Loans Serviced by Nelnet” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and Guarantor for student loans serviced by Nelnet, attached hereto as Exhibit B.

•	The term “ECMC School Type Document” means a document entitled “Lookup School Codes.xlsx” provided by the Company containing code definitions related to School Type.

•	The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 30, 2021, attached hereto as Exhibit C.

•	The term “Transaction History Documents” means 5 documents provided by the Company related to the transaction histories for the 5 Selected Student Loans (defined below) serviced by Nelnet.

•	The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans:

−	From the CLASS System: #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen

−	From the SLS System: INQUIRE LOAN FILE, PAGE 1 Screen, DISPLAY BORROWER GROUPS

– ALL Screen, and DEFERMENT/FORBEARANCE HISTORY BY DATE Screen

−	From the GUARANTEE System: Loan Overview and Disbursements Screen, NSLDS Screen and ECMC SQL Query Screen

−	ECMC Lookup Code Document for Student Loans Serviced by Navient, ECMC Lookup Code Document for Student Loans Serviced by Nelnet, ECMC School Type Document, ECMC Interest Rate Document, and Transaction History Documents.

The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, and/or a copy of electronic records contained within the GUARANTEE System, CLASS System, or SLS System. We make no representation regarding the validity, enforceability, authenticity or accuracy of any information in the Loan Files.

•	The term “Instruction” means the instruction provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Provided Information” means the Loan File and Instruction.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Selected Student Loans

We randomly selected a sample of 100 Student Loans (95 Student Loans were serviced by Navient and 5 Student Loans were serviced by Nelnet), (together, the “Selected Student Loans”) from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

II.	The Data File

For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions

Origination Date	For Selected Student Loans serviced by Navient:

“FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Data File, we were instructed by the Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Loan Type	For Selected Student Loans serviced by Navient:

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document for Student Loans Serviced by Navient.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient. The Company informed us that if the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Data File.

For Selected Student Loans serviced by Nelnet:

“LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

We were instructed by the Company to compare the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

Attribute	Loan File / Instructions

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

Interest Rate Type	ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Data File.

Current Statutory Borrower Interest Rate	For Selected Student Loans serviced by Navient:

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Selected Student Loans that are fixed rate(identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2020-6/30/2021” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

For Selected Student Loans serviced by Nelnet:

“INT RATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Attribute	Loan File / Instructions

For Selected Student Loans that are fixed rate (identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2020-6/30/2021” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance	For Selected Student Loans serviced by Navient:

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Data File, we were instructed by the Company to compare the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Data File.

In the event the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Data File, the Company instructed us to (i) add the principal payment amounts after the Cutoff Date in the “PRINCIPAL” field or subtract capitalized interest after the Cutoff Date in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Data File.

For Selected Student Loans serviced by Nelnet:

“CURR PRINCIPAL” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Remaining Term	For Selected Student Loans serviced by Navient:

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the Anticipated Payoff Date (determined in the Anticipated Payoff Date procedures discussed below). The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

Attribute	Loan File / Instructions

For Selected Student Loans serviced by Nelnet:

“REMAINING” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

In the event the remaining term in the “REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen did not agree with the Remaining Term in the Data File, we were instructed by the Company to identify the repayment date in the “CONVERSION” field on the INQUIRE LOAN FILE, PAGE 1 Screen and add the number of scheduled repayment date occurrences between the Cutoff Date and the INQUIRE LOAN FILE, PAGE 1 Screen date to the “REMAINING” field in INQUIRE LOAN FILE, PAGE 1 Screen.

For Selected Student Loan #98, the loan status was retrospectively changed to forbearance status after the Cutoff Date, as indicated in the “TYP D/F” field in the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen. For this Selected Student Loan, the Company instructed us to subtract the number of months indicated in the “#OF MTS” field for the forbearance period that included the Cutoff Date in the DEFERMENT /FORBEARANCE HISTORY BY DATE Screen from the “REMAINING” field in the INQUIRE LOAN FILE, PAGE 1 Screen.

First Disbursement Date	For Selected Student Loans serviced by Navient:

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Data File, we were instructed by the Company to compare the first disbursement date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Loan Status	For Selected Student Loans serviced by Navient:

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document for Student Loans Serviced by Navient.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Navient to the Loan Status in the Data File.

Attribute	Loan File / Instructions

In the event the Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Navient did not agree with the Loan Status in the Data File, we were instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document for Student Loans Serviced by Navient. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Navient to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document for Student Loans Serviced by Navient did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Data File.

For Selected Student Loans serviced by Nelnet:

“STATUS” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

We were instructed by the Company to compare the “STATUS” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “loan_status” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File.

School Type	For Selected Student Loans serviced by Navient:

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC School Type Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC School Type Document. We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document.

Attribute	Loan File / Instructions

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC School Type Document could not be found or did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen or the original school in the “orig_school” field on the ECMC SQL Query Screen within the GUARANTEE System to the “School ID” field in the ECMC School Type Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

For Selected Student Loans serviced by Nelnet:

“SCHOOL” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and the ECMC School Type Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the “School ID” field in the ECMC School Type Document. We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC School Type Document could not be found or did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen or the original school in the “orig_school” field on the ECMC SQL Query Screen within the GUARANTEE System to the “School ID” field in the ECMC School Type Document.

Attribute	Loan File / Instructions

We were further instructed by the Company to utilize the “School ID” in the ECMC School Type Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC School Type Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 was “CONS.”

Initial Repayment Start Date	For Selected Student Loans serviced by Navient:

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the Initial Repayment Start Date in the Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the Initial Repayment Start Date in the Data File.

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field or “GRAD/SEP DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

For Selected Student Loans that are Consolidation loans (identified as “Consolidation” in the “Loan Type” field in the Data File), the Company instructed us to compare the Initial Repayment Start Date in the Data File to the“1ST DISB DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

For Selected Student Loans that are not Consolidation loans (identified as other loan type in the “Loan Type” field in the Data File), the Company instructed us to compare the Initial Repayment Start Date in the Data File to the “GRAD/SEP DATE” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System.

Last Payment Date	For Selected Student Loans serviced by Navient:

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as blank entry in the “LAST_PAYMENT_ DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

Attribute	Loan File / Instructions

For Selected Student Loans serviced by Nelnet:

“LST PMT DT” on the DISPLAY BORROWER GROUPS – ALL Screen within the SLS System.

We were instructed by the Company to consider Last Payment Date to be inapplicable (identified as blank entry in the “LAST_PAYMENT_ DATE” field in the Data File) if the “LST PMT DT” field on the DISPLAY BORROWER GROUPS – ALL Screen was blank.

In the event the Last Payment Date in the “LST PMT DT” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare either (i) the Last Payment Date on or before the Cutoff Date in the “TRAN DATE” field with a transaction code of “P30” in the “TRAN CODE” field on the Transaction History Document or (ii) the "last_payment_due_date" field in the ECMC SQL Query Screen within the Guarantee System to the Last Payment Date in the Data File.

Anticipated Payoff Date	For Selected Student Loans serviced by Navient:

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Data File.

For Selected Student Loans serviced by Nelnet:

We were instructed by the Company to recompute the Anticipated Payoff Date (the “Recomputed Anticipated Payoff Date”) by adding the number of months determined in the Remaining Term procedures discussed above to the Cutoff Date. The Company further instructed us to compare the Recomputed Anticipated Payoff Date to the Anticipated Payoff Date in the Data File.

Guarantor	For Selected Student Loans serviced by Navient:

“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

For Selected Student Loans serviced by Nelnet:

“GUAR AGENCY” field on INQUIRE LOAN FILE, PAGE 1 Screen within the SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

Attribute	Loan File / Instructions

State	For Selected Student Loans serviced by Navient:

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System or the state in the “state” field on the ECMC SQL Query Screen within the GUARANTEE System to the State in the Data File.

For Selected Student Loans serviced by Nelnet:

“ADDR” field on the DISPLAY BORROWER GROUPS – ALL Screen within the SLS System.

Subsidy Indicator	For Selected Student Loans serviced by Navient:

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

For Selected Student Loans serviced by Nelnet:

“GOV SUB STS” or “LOAN TYPE” field on INQUIRE LOAN FILE, PAGE 1 Screen within SLS System and ECMC Lookup Code Document for Student Loans Serviced by Nelnet.

For loans for which the “GOV SUB STS” field on the INQUIRE LOAN FILE, PAGE 1 Screen was “G,” we were instructed to consider the loan to be subsidized. For loans for which the “GOV SUB STS” field on the INQUIRE LOAN FILE, PAGE 1 Screen was “B,” we were instructed to consider the loan to be unsubsidized.

In the event the date in the “GOV SUB STS” field was blank, we were instructed by the Company to compare the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen to the corresponding Subsidy Indicator on the ECMC Lookup Code Document for Student Loans Serviced by Nelnet. The Company further instructed us to compare the resulting Subsidy Indicator to the Subsidy Indicator Field in the Data File.

We found such information to be in agreement except as listed in Exhibit D

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans , (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA

September 2, 2021

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20211001	26	20211026	51	20211051	76	20211076
2	20211002	27	20211027	52	20211052	77	20211077
3	20211003	28	20211028	53	20211053	78	20211078
4	20211004	29	20211029	54	20211054	79	20211079
5	20211005	30	20211030	55	20211055	80	20211080
6	20211006	31	20211031	56	20211056	81	20211081
7	20211007	32	20211032	57	20211057	82	20211082
8	20211008	33	20211033	58	20211058	83	20211083
9	20211009	34	20211034	59	20211059	84	20211084
10	20211010	35	20211035	60	20211060	85	20211085
11	20211011	36	20211036	61	20211061	86	20211086
12	20211012	37	20211037	62	20211062	87	20211087
13	20211013	38	20211038	63	20211063	88	20211088
14	20211014	39	20211039	64	20211064	89	20211089
15	20211015	40	20211040	65	20211065	90	20211090
16	20211016	41	20211041	66	20211066	91	20211091
17	20211017	42	20211042	67	20211067	92	20211092
18	20211018	43	20211043	68	20211068	93	20211093
19	20211019	44	20211044	69	20211069	94	20211094
20	20211020	45	20211045	70	20211070	95	20211095
21	20211021	46	20211046	71	20211071	96	20211096
22	20211022	47	20211047	72	20211072	97	20211097
23	20211023	48	20211048	73	20211073	98	20211098
24	20211024	49	20211049	74	20211074	99	20211099
25	20211025	50	20211050	75	20211075	100	20211100

Note: The Company has assigned a unique ID number to each Selected Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Company’s Student Loan ID numbers.

Exhibit B

ECMC Lookup Code Document for Student Loans Serviced by Navient

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

ECMC Lookup Code Document for Student Loans Serviced by Nelnet

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
Consolidation Loan - HEAL
CONH	B	(variable rate)	CL	N
CONS	G	Consolidation Loan	CL	Y
CONS	B	Consolidation Loan	CL	N
CONU	B	Consolidation Loan	CL	N
Consolidation Loan Variable
CONV	G	Rate	CL	Y
Consolidation Loan Variable
CONV	B	Rate	CL	N
GRAD	Blank	Graduate PLUS Loan	GB	N
Parental Loan for
Undergraduate Students
PLUS	Blank	(Grad/Prof students included)	PL	N
Supplemental Loan for
SLS	Blank	Students	SL	N
STAF	Blank	Subsidized Stafford Loan	SF	N
STAN	Blank	Non-subsidized Stafford Loan	SU	N
STAU	Blank	Unsubsidized Stafford Loan	SU	N

Loan Status

Loan Status Code	Description
P30	Repayment
FVP	Forbearance

Guarantor

Guarantor Code	Guarantor Name
GLHEC	GREAT LAKES HIGHER EDUCATION/ ASCENDIUM

Exhibit C

ECMC Interest Rate Document

Table 1

FFEL Converted Variable-rate Stafford Loan Interest Rates for the Period July 1, 2021 through June 30, 2022
(Loans that were Subject to the "Windfall Profits" Provisions of §427A(i) of the HEA)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill +Additional Sum = Total)
Type of loan/Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91 -Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE for the PERIOD 7/ 1/2021 - 6/30/2022
8/ 10% Loans (SD/ XB FVARl0) (new borrowers)	7/1/1988 and 7/23/1992	7/23/1992 10/1/1992	§427A(i)( l ) §427A(i)(7)(A)	0 .02%	3 .25%	3 .27%	10%	3.27%
7% loans (SD/SE FVAR7 ) (old borrowers)	7/23/1992 (SD) 10/1/1992 (SE)	10/1/1992 (SD) 7/1/1994 (SE)	§427A(i)(3) §427A(i)(7)(A)	0 .02%	3.1%	3.12%	7%	3.12%
8% loans (SD/SE FVAR8) (old borrowers)	7/23/1992 (SD/ XB) 10/1/1992 (SE)	10/1/1992 (SD) 7 -1 -1994 (SE)	§427A(i)(3) §427A(i)(7)(A)	0 .02%	3 .1%	3.12%	8%	3.12%
9% Loans (SD/SE FVAR9) (old borrowers)	7/23/1992 (SD) 10/1/1992 (SE)	10/1/1992 (SD) 7/1/1994 (SE)	§427A(i)(3) §427A(i)(7)(A)	0 .0 2%	3 .1%	3 .12%	9%	3.12%
8/10% Loans (SD) (SE/XE FVARl0) (old borrowers)	7/23/1992 (SD) 10/1/1992 (SE/XE)	10/1/1992 (SD) 7/1/1994 (SE/XE)	§427A(i)(3) §427A(i)(7)(A)	0 .02%	3.1%	3.12%	10%	3.12%

Table 2

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2021 through June 30, 2022

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill + Additional Sum= Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91- Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE for the PERIOD 7 /1/2021-6/30/2022
New Borrower {SE/XE EVAR)	10/1/1992	7/1/1994	§427A(e)(1)	N/A	0.02%	3.1%	3.12%	9%	3.12%
New Borrower {SE/XE EVAR)	7/1/1994 (for a period of enrollment ending prior to 7/1/1994)	N/A	§427A(e)(1)	N/A	0.02%	3.1%	3.12%	9%	3.12%
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/1994 (for a period of enrollment that includes or begins on or after 7/1/1994)	7/1/1995	§427A(f)(1)	N/A	0.02%	3.1%	3.12%	8.25%	3.12%

Exhibit C

Table 2 (continued)

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2021 through June 30, 2022

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill + Additional Sum =Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE for the PERIOD 7/1/2021-6/30/2022
All Borrowers (regardless of prior borrowing)	7/1/1995	7/1/1998	§427A(g)(2) (SH/XH EVAR)	In-school, grace, and deferment periods	0.02%	2.5%	2.52%	8.25%	2.52%
			§427A(f) (1) (SG EVAR)	All other periods	0.02%	3.1%	3.12%	8.25%	3.12%

All Borrowers (regardless of prior borrowing)	7/1/1998	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE./ LA/LE EVAR)	In-school, grace, and deferment periods	0.02%	1.7%	1.72%	8.25%	1.72%
			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/ LB/LF EVAR)	All other periods	0.02%	2.3%	2.32%	8.25%	2.32%

Table 3

FFEL Variable-rate PLUS and SLS Loans Interest Rates for the Period JULY 1, 2021 throuch June 30, 2022

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill + Additional Sum = Total)
Type of Loan	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-Year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE for the PERIOD 7/1/2021 - 6/30/2022
PLUS/SLS* (SD VAR)	N/A	10/1/1992	§427A(c)(4)(B)%	N/A	0.09%	3.25%	3.34%	12%	3.34%
SLS* (SE/XE EVAR)	10/1/1992 (for a period of enrollment beginning prior to 7/1/1994)	N/A	§427A(c)(4)(D)	N/A	0.09%	3.1%	3.19%	11%	3.19%
PLUS/SLS* (SD VAR)	10/1/1992	7/1/1994	§427A(c)(4)(D)	N/A	0.09%	3.1%	3.19%	10%	3.19%
PLUS (SG EVAR)	7/1/1994	7/1/1998	§427A(c)(4)(E)	N/A	0.09%	3.1%	3.19%	9%	3.19%
PLUS* (SH EVAR)	7/1/1998	1/1/2000	§427A(j)(3) §427A(k)(3)	0.02%	N/A	3.1%	3.12%	9%	3.12%
PLUS (CD/XQ/CH/ LD/LH/EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	0.02%	N/A	3.1%	3.12%	9%	3.12%

*These loans will not be subject to special allowance payments during the four quarters ending 9/30/2021, 12/31/2021, 3/31/2022, and 6/30/2022. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Exhibit C

Table 4

FFEL Variable-rate and Fixed-rate Consolidation Loans Interest Rates for the Period July 1, 2021 through June 30, 2022

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for which the Loan Application was received by an Eligible Lender On or After	Consolidations Loans for which the Loan Application was received by an Eligible Lender Before	Higher Education Act of 1965, as Amended	Method Use to Determine Interest Rate	Maximum Rate
N/A	7/1/1994	N/A	N/A	§428C(c)(1)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9%.	N/A
7/1/1994	N/A	N/A	11/13/1997	§428C(c)(1)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.	N/A

Table 4 (continued)

FFEL Variable-rate and Fixed-rate Consolidation Loans Interest Rates for the Period July 1, 2021 through June 30, 2022

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for which the Loan Application was received by an Eligible Lender On or After	Consolidations Loans for which the Loan Application was received by an Eligible Lender Before	Higher Education Act of 1965, as Amended	Method Use to Determine Interest Rate	Maximum Rate
N/A	N/A	11/13/1997 (SG/XG EVAR)	10/1/1998	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.1%. The interest rate may not exceed the maximum rate. (For the period July 1, 2021 through June 30, 2022 the interest rate for these loans is 0.02% plus 3.1%, or 3.12%.	8.25%
N/A	N/A	10/1/1998 (SL/XL/CC/CG/CK/LC/LG/LK)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate	8.25%
HEAL Portion of the Consolidation Loan	N/A	11/13/1997	6/30/2010	§428C(d)(2)(B)	The interest rate for the HEAL portion of the consolidation loan is determined annually and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3%. There is no maximum rate on this portion of the loan. (For the period July 1, 2021 through June 30,2022 the interest rate for these loans is 0.02%plus 3.00% or 3.02%.)	N/A

Exhibit C

Table 5

FFEL Loans First Disbursed On or After July 1, 2006 with Fixed Rates

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate(CE/CF/CI/CJ/LE/LF/LI/LJ)	6.8%	6.0%	5.6%
Subsidized Stafford	Graduate(CE/CF/CI/CJ/LE/LF/LI/LJ)	6.8%	6.8%	6.8%
Unsubsidized Stafford	Undergraduate(CE/CF/CI/CJ/LE/LF/LI/LJ)	6.8%	6.8%	6.8%
Unsubsidized Stafford	Graduate(CE/CF/CI/CJ/LE/LF/LI/LJ)	6.8%	6.8%	6.8%
PLUS Loans	Parent and Grad Student(CH/CM/LH/LM)	8.5%	8.5%	8.5%

Exhibit D

Exceptions List

	Student
Selected Student	Loan ID
Loan Number	Number	Attribute	Per Data File	Per Loan File
96	20211096	Initial Repayment Start Date	9/12/2005	3/16/2005
97	20211097	Initial Repayment Start Date	5/18/2005	11/19/2004
98	20211098	Initial Repayment Start Date	12/4/2002	6/7/2002
99	2021199	Initial Repayment Start Date	8/11/2002	2/12/2002
100	20211100	Initial Repayment Start Date	5/7/2003	11/8/2002